united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22572

Multi-Strategy Growth & Income Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

The Corporation Trust Company – Corporation Trust Center

1209 Orange Street, Wilmington, Deleware 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 2/28

Date of reporting period: 8/31/17

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
August 31, 2017

INVESTOR INFORMATION: (855) 601-3841

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Multi-Strategy Growth & Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC Member FINRA

Multi-Strategy Growth & Income Fund
PORTFOLIO REVIEW (Unaudited)
August 31, 2017

The Fund’s performance figures for the periods ended August 31, 2017, compared to its benchmarks:

						Annualized Since
	Six	One	Annualized	Annualized	Annualized Since	Inception Class C,
Total Returns as of August 31, 2017	Months	Year	Three Year	Five Year	Inception Class A*	Class I and Class L **
Multi-Strategy Growth & Income Fund
Class A:
Without Load	(0.41)%	2.56%	2.15%	5.98%	5.70%	—
With Load	(6.19)%	(3.33)%	0.15%	4.78%	4.61%	—
Class C	(0.87)%	1.76%	1.37%	—	—	1.81%
Class I	(0.37)%	2.80%	2.59%	—	—	2.88%
Class L:
Without Load	(0.65)%	2.12%	1.66%	—	—	2.09%
With Load	(4.39)%	0.07%	0.37%	—	—	0.87%
Bloomberg Barclays US Aggregate Bond Index	2.74%	0.49%	2.64%	2.19%	2.72%	2.94%
S&P 500 Total Return Index	5.65%	16.23%	9.54%	14.34%	13.30%	9.64%

*	Class A commenced operations on March 16, 2012.

**	Class C, Class I and Class L commenced operations on July 2, 2014.

The Bloomberg Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total returns are calculated using the traded NAV on August 31, 2017. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s total gross annual operating expenses, per its prospectus dated July 1, 2017, as supplemented August 4, 2017, including underlying funds, are 3.58%, 4.32%, 3.31%, and 4.08% for Class A, Class C, Class I and Class L shares, respectively. The Fund’s total net annual operating expenses, excluding underlying funds, are 2.03%, 2.78%, 1.78%, and 2.53% for Class A, Class C, Class I and Class L shares, respectively. Class A and Class L shares of the Fund are subject to a maximum sales load imposed on purchases of 5.75% and 2.00%, respectively. Class C and Class I are not subject to a sales load. The chart does not reflect the deduction of taxes that a shareholder may have to pay on Fund distributions or the redemption of the Fund shares. For performance data current to the most recent month-end, please call 1-855-601-3841.

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2017

Shares	Security	Value
	COMMON STOCKS - 5.93%
	CHEMICALS - 0.40%
7,078	Monsanto Co.	$829,542

	COMMERCIAL SERVICES - 0.27%
7,403	Macquarie Infrastructure Co.	551,376

	ENTERTAINMENT - 0.37%
10,988	Cedar Fair LP	762,347

	INSURANCE - 0.23%
137,931	Genworth Financial, Inc. *	473,103

	LISTED BUSINESS DEVELOPMENT COMPANIES - 1.99%
25,194	Ares Capital Corp.	404,616
51,792	BlackRock Capital Investment Corp.	368,759
30,782	FS Investment Corp.	247,795
33,990	Garrison Capital, Inc.	292,654
24,505	Golub Capital BDC, Inc.	455,548
17,971	New Mountain Finance Corp.	253,391
27,634	PennantPark Floating Rate Capital Ltd.	394,061
15,492	THL Credit, Inc.	142,526
27,852	TPG Specialty Lending, Inc.	577,929
11,292	Triangle Capital Corp.	155,830
27,527	TriplePoint Venture Growth BDC Corp.	366,660
32,516	WhiteHorse Finance, Inc.	457,825
		4,117,594
	PIPELINES - 1.13%
4,585	Buckeye Partners LP	262,216
8,237	DCP Midstream LP	264,490
19,618	Enable Midstream Partners LP	292,112
12,418	Energy Transfer Partners LP	236,066
17,849	EnLink Midstream Partners LP	289,689
4,432	Enterprise Products Partners LP	115,542
8,846	Genesis Energy LP	236,188
3,282	MPLX LP	112,638
2,754	Spectra Energy Partners LP	122,085
2,025	Western Gas Partners LP	103,437
7,846	Williams Partners LP	309,133
		2,343,596
	PRIVATE EQUITY - 0.45%
30,249	Hercules Capital, Inc.	369,038
11,088	Icahn Enterprises LP	567,484
		936,522
	SEMICONDUCTORS - 1.09%
20,000	NXP Semiconductors NV *	2,259,200

	TOTAL COMMON STOCKS	12,273,280
	(Cost - $12,736,987)

	EXCHANGE TRADED NOTES - 1.00%
108,226	Credit Suisse X-Links Gold Shares Covered Call ETN	1,018,407
123,305	Credit Suisse X-Links Silver Shares Covered Call ETN	1,044,393
	TOTAL EXCHANGE TRADED NOTES	2,062,800
	(Cost - $2,003,064)

	REAL ESTATE INVESTMENT TRUSTS - 43.92%
	LISTED REAL ESTATE INVESTMENT TRUSTS - 2.97%
27,173	CoreCivic, Inc.	728,236
10,456	Digital Realty Trust, Inc.	1,237,363
30,450	The GEO Group, Inc.	841,638
15,730	HCP, Inc.	468,911
19,001	Iron Mountain, Inc.	749,020

See acompanying notes to financial statements.

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017

Shares	Security	Value
	LISTED REAL ESTATE INVESTMENT TRUSTS (continued) - 2.97%
12,600	Omega Healthcare Investors, Inc.	$401,562
6,497	Sabra Health Care REIT, Inc.	141,950
23,144	Ventas, Inc.	1,583,975
	TOTAL LISTED REAL ESTATE INVESTMENT TRUSTS	6,152,655

	NON-LISTED REAL ESTATE INVESTMENT TRUSTS - 29.19%
444,917	American Finance Trust #	10,073,319
228,122	Carey Watermark Investors, Inc. #	2,416,463
738,378	Carter Validus Mission Critical REIT, Inc. #	7,480,343
290,378	Healthcare Trust, Inc. #	6,374,867
198,378	Hines Global REIT, Inc. #	2,038,438
456,540	Hospitality Investor Trust, Inc. #	5,977,097
432,433	NorthStar Real Estate Income II, Inc. #	4,095,026
764,346	NorthStar Real Estate Income Trust, Inc. #	7,683,401
1,081,081	NorthStar Health Care Income, Inc. #	9,693,101
388,931	Steadfast Income REIT, Inc. #	4,631,626
	TOTAL NON-LISTED REAL ESTATE INVESTMENT TRUSTS	60,463,681

	PRIVATE REAL ESTATE INVESTMENT TRUSTS - 11.76%
7,354	Clarion Lion Industrial Trust #	11,773,454
661,928	Cottonwood Residential, Inc. #	12,596,490
	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS	24,369,944

	TOTAL REAL ESTATE INVESTMENT TRUSTS	90,986,280
	(Cost - $73,543,629)

	NON-LISTED BUSINESS DEVELOPMENT COMPANIES - 8.21%
449,055	Business Development Corporation of America #	3,763,080
1,005,598	Cion Investment Corp. #	9,412,902
464,655	Sierra Income Corp. #	3,833,400
	TOTAL NON-LISTED BUSINESS DEVELOPMENT COMPANIES	17,009,382
	(Cost - $18,527,035)

	PREFERRED STOCK - 0.48%
25,340	Colony NorthStar, Inc., 7.150%	648,704
13,565	Colony NorthStar, Inc., 7.125%	346,314
	TOTAL PREFERRED STOCK	995,018
	(Cost - $999,550)

	PRIVATE INVESTMENT FUNDS - 14.54%
10	AIM Infrastructure MLP Fund II LP #	3,499,679
9,910	Clarion Lion Properties Fund #	13,813,301
4,547	Mosaic Real Estate Credit, LLC #	5,000,000
3	Ovation Alternative Income Fund #	7,813,905
	TOTAL PRIVATE INVESTMENT FUNDS	30,126,885
	(Cost - $27,891,250)

	CLOSED-END FUNDS - 9.41%
92,641	Apollo Tactical Income Fund, Inc. ^	1,498,005
125,086	BlackRock Debt Strategies Fund, Inc. ^	1,450,998
114,153	BlackRock Multi-Sector Income Trust ^	2,099,274
53,000	Brookfield Real Assets Income Fund, Inc.	1,267,230
80,314	Cohen & Steers REIT and Preferred Income Fund, Inc.	1,680,972
98,042	DoubleLine Income Solutions Fund	2,046,136
219,047	Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc. ^	5,793,793
71,536	John Hancock Premium Dividend Fund	1,225,412
141,723	Nuveen Credit Strategies Income Fund	1,198,977
78,964	Western Asset Emerging Markets Debt Fund, Inc.	1,234,207
	TOTAL CLOSED-END FUNDS	19,495,004
	(Cost - $18,576,192)

See acompanying notes to financial statements.

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017

Shares	Security	Value
	OPEN END FUND - 1.25%
254,054	Diamond Hill Short Duration Total Return Fund	$2,581,191
	TOTAL OPEN END FUND
	(Cost - $2,568,483)

	HEDGE FUND - 13.85%
27,047	Collins Master Access Fund Ltd. # *	28,683,270
	TOTAL HEDGE FUNDS
	(Cost - $27,000,000)

	SHORT-TERM INVESTMENT - 1.13%
	MONEY MARKET FUND - 1.13%
2,333,022	AIM STIT-Government & Agency Portfolio, Private Class, 0.38% + ^	2,333,022
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $2,333,022)

	TOTAL INVESTMENTS - 99.72%
	(Cost - $186,179,212) (a)	$206,546,132
	OTHER ASSETS LESS LIABILITIES - 0.28%	586,739
	NET ASSETS - 100.00%	$207,132,871

ADR - American Depositary Receipt.

ETF - Exchange Traded Fund.

LP - Limited Partnership.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

^	All or a portion of this security is segregated as collateral.

#	Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $160,653,162 or 77.58% of net assets.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $184,752,721 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$28,225,737
Unrealized depreciation:	(6,432,326)
Net unrealized appreciation:	$21,793,411

Portfolio Composition as of August 31, 2017 (Unaudited)

Percent of Net Assets
Real Estate Investment Trusts
Non-Listed Real Estate Investment Trusts	29.19%
Private Real Estate Investment Trusts	11.76%
Listed Real Estate Investment Trusts	2.97%
Private Investment Funds	14.54%
Hedge Funds	13.85%
Closed End Funds	9.41%
Non-Listed Business Development Companies	8.21%
Listed Business Development Companies	1.99%
Open End Funds	1.25%
Pipelines	1.13%
Short-term Investments	1.13%
Semiconductors	1.09%
Exchange Traded Notes	1.00%
Preferred Stock	0.48%
Private Equity	0.45%
Chemicals	0.40%
Entertainment	0.37%
Commercial Services	0.27%
Insurance	0.23%
Other Assets Less Liabilities	0.28%
Net Assets	100.00%

See acompanying notes to financial statements.

Multi-Strategy Growth & Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2017

Assets:
Investments in Securities, at Value (identified cost $186,179,212)	$206,546,132
Dividends and Interest Receivable	792,269
Receivable for Securities Sold	82,209
Receivable for Fund Shares Sold	65,092
Prepaid Expenses and Other Assets	42,727
Total Assets	207,528,429

Liabilities:
Accrued Advisory Fees (1)	188,153
Shareholder Servicing Fees Payable	42,552
Distribution Fee Payable	20,440
Payable to Related Parties (1)	19,842
Other Accrued Expenses	124,571
Total Liabilities	395,558

Net Assets	$207,132,871

Composition of Net Assets:
At August 31, 2017, Net Assets consisted of:
Paid-in-Capital	$198,956,314
Accumulated Net Investment Loss	(1,570,874)
Accumulated Net Realized Loss on:
Investments	(10,619,426)
Net Unrealized Appreciation on:
Investments	20,366,857
Net Assets	$207,132,871

(1)	See Note 3.

See acompanying notes to financial statements.

Multi-Strategy Growth & Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)
August 31, 2017

Class A Shares:
Net Assets	$167,494,120
Shares Outstanding (no par value; unlimited number of shares authorized)	10,910,414

Net Asset Value and Redemption Price Per Share *	$15.35
Offering Price Per Share ($15.35/0.9425)	$16.29

Class C Shares:
Net Assets	$26,848,183
Shares Outstanding (no par value; unlimited number of shares authorized)	1,784,481

Net Asset Value, Offering Price and Redemption Price Per Share *	$15.05

Class I Shares:
Net Assets	$4,210,206
Shares Outstanding (no par value; unlimited number of shares authorized)	270,954

Net Asset Value, Offering Price and Redemption Price Per Share *	$15.54

Class L Shares:
Net Assets	$8,580,362
Shares Outstanding (no par value; unlimited number of shares authorized)	566,465

Net Asset Value and Redemption Price Per Share *	$15.15
Offering Price Per Share ($15.15/0.98)	$15.46

*	The Net Asset Value for each class will differ due primarily to the allocation of class specific expenses, such as distribution fees and shareholder servicing fees.

See acompanying notes to financial statements.

Multi-Strategy Growth & Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended August 31, 2017

Investment Income:
Dividend Income	$5,006,027
Interest Income	13,360
Total Investment Income	5,019,387

Expenses:
Investment Advisory Fees	873,949
Shareholder Servicing Fees:
Class A	212,271
Class C	32,671
Class L	11,311
Distribution Fees:
Class C	98,014
Class L	22,623
Transfer Agent Fees	96,790
Administration Fees	96,790
Printing Expense	70,575
Trustees’ Fees and Expenses	57,469
Legal Fees	50,410
Custody Fees	47,840
Registration & Filing Fees	38,313
Fund Accounting Fees	36,036
Non 12B-1 Shareholder Servicing	25,206
Audit Fees	20,165
Compliance Fees	16,131
Insurance Expense	7,544
Miscellaneous Expenses	13,800
Total Expenses	1,827,908
Less: Fees Waived/ Expenses Reimbursed by Advisor	(31,909)
Net Expenses	1,795,999

Net Investment Income	3,223,388

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on:
Investments	(1,232,148)
Net Change in Unrealized Depreciation on:
Investments	(488,969)
Net Realized and Unrealized Loss on Investments	(1,721,117)

Net Increase in Net Assets Resulting From Operations	$1,502,271

See acompanying notes to financial statements.

Multi-Strategy Growth & Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	August 31, 2017	February 28, 2017
	(Unaudited)
Operations:
Net Investment Income	$3,223,388	$4,293,840
Net Realized Loss on Investments	(1,232,148)	(3,867,117)
Distributions of Realized Gain from Underlying Investments	—	15,346
Net Change in Unrealized Appreciation (Depreciation) on Investments	(488,969)	17,530,784
Net Increase in Net Assets Resulting From Operations	1,502,271	17,972,853

Distributions to Shareholders From:
Net Investment Income
Class A	(5,051,003)	(3,026,828)
Class C	(782,288)	(360,316)
Class I	(119,754)	(167,983)
Class L	(267,708)	(175,289)
Total from Net Investment Income	(6,220,753)	(3,730,416)
Return of Capital
Class A	—	(6,733,191)
Class C	—	(937,890)
Class I	—	(159,351)
Class L	—	(395,041)
Total from Return of Capital	—	(8,225,473)

Total Distributions to Shareholders	$(6,220,753)	$(11,955,889)

See acompanying notes to financial statements.

Multi-Strategy Growth & Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months	For the Year
	Ended	Ended
	August 31, 2017	February 28, 2017
	(Unaudited)
From Shares of Beneficial Interest:
Class A Shares:
Proceeds from Shares Issued (558,582 and 1,471,177 shares, respectively)	$8,972,593	$22,928,611
Distributions Reinvested (193,666 and 403,837 shares, respectively)	2,985,592	6,300,677
Cost of Shares Redeemed (576,293 and 1,370,666 shares, respectively)	(8,935,862)	(21,411,341)
Proceeds from Shares Transferred (1,364 and 0 shares, respectively)	21,262	—
Cost of Shares Transferred (0 and 166,180 shares, respectively)	—	(2,565,824)
Total From Capital Transactions: Class A	3,043,585	5,252,123

Class C Shares:
Proceeds from Shares Issued (235,643 and 438,201 shares, respectively)	3,590,575	6,764,721
Distributions Reinvested (29,538 and 50,752 shares, respectively)	446,853	781,466
Cost of Shares Redeemed (66,167 and 158,820 shares, respectively)	(870,497)	(2,447,370)
Cost of Shares Transferred (9,138 and 0 shares, respectively)	(136,903)	—
Total From Capital Transactions: Class C	3,030,028	5,098,817

Class I Shares:
Proceeds from Shares Issued (88,952 and 29,735 shares, respectively)	1,268,611	469,450
Distributions Reinvested (2,373 and 4,666 shares, respectively)	36,948	73,024
Cost of Shares Redeemed (68,815 and 471,176 shares, respectively)	(1,071,404)	(7,428,403)
Proceeds from Shares Transferred (7,509 and 165,644 shares, respectively)	115,641	2,565,824
Total From Capital Transactions: Class I	349,796	(4,320,105)

Class L Shares:
Proceeds from Shares Issued (18,164 and 52,985 shares, respectively)	278,894	815,699
Distributions Reinvested (10,843 and 24,228 shares, respectively)	165,163	374,605
Cost of Shares Redeemed (55,383 and 89,592 shares, respectively)	(845,868)	(1,389,253)
Total From Capital Transactions: Class L	(401,811)	(198,949)
Total Increase in Net Assets from Shares of Beneficial Interest:	6,021,598	5,831,886

Total Increase in Net Assets	1,303,116	11,848,850

Net Assets:
Beginning of Period	205,829,755	193,980,905
End of Period	$207,132,871	$205,829,755

Accumulated Net Investment Income (Loss) at End of Period	$(1,570,874)	$1,426,491

See acompanying notes to financial statements.

Multi-Strategy Growth & Income Fund - Class A
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Six Months		For the Year		For the Year		For the Year		For the Year		For the Period
	Ended		Ended		Ended		Ended		Ended		Ended
	August 31, 2017		February 28, 2017		February 29, 2016		February 28, 2015		February 28, 2014		February 28, 2013 *
	(Unaudited)
Net Asset Value, Beginning of Period	$15.67		$15.20		$16.74		$16.51		$15.73		$15.00
From Operations:
Net investment income (a)	0.25		0.35		0.46		0.41		0.39		0.32
Net gain (loss) on investments (both realized and unrealized)	(0.10)		1.06		(1.04)		0.80		1.29		0.77
Total from Operations	0.15		1.41		(0.58)		1.21		1.68		1.09
Less Distributions:
From net investment income	(0.47)		(0.29)		(0.40)		(0.40)		(0.29)		(0.36)
From net realized gains on investments	—		—		—		(0.37)		(0.55)		—
From paid in capital	—		(0.65)		(0.56)		(0.21)		(0.06)		—
Total Distributions	(0.47)		(0.94)		(0.96)		(0.98)		(0.90)		(0.36)
Net Asset Value, End of Period	$15.35		$15.67		$15.20		$16.74		$16.51		$15.73
Total Return (b)	0.95	% (d)	9.48	% (h)	(3.57	)% (h)	7.46%		11.01%		7.34	% (d)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$167,494		$168,232		$157,986		$178,502		$129,697		$46,888
Ratio to average net assets:
Expenses, Gross (c)	1.64	% (f)	1.66	% (f)	1.58	% (f)	1.55	% (f)	1.60%		2.61%
Expenses, Net of Reimbursement/Recapture (c)	1.61	% (f)	1.66	% (f)	1.58	% (f)	1.61	% (e,f)	1.75	% (e)	1.75%
Net investment income, Net of Reimbursement/Recapture (c)	3.20	% (g)	2.25	% (g)	2.87	% (g)	2.43	% (g)	2.46%		2.19%
Ratio to average net assets (excluding interest expense):
Expenses, Gross (c)	1.64	% (f)	1.57	% (f)	1.49	% (f)	1.55	% (f)	1.60%		2.61%
Expenses, Net of Reimbursement/Recapture (c)	1.61	% (f)	1.57	% (f)	1.49	% (f)	1.61	% (e,f)	1.75	% (e)	1.75%
Portfolio turnover rate	16	% (d)	13%		21%		49%		14%		108	% (d)

*	Class A commenced operations on March 16, 2012.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and exclude the effects of sales loads. Total returns for periods less than one year are not annualized.

(c)	Annualized for periods less than one year.

(d)	Not annualized.

(e)	Such ratio includes the Advisor’s recapture of waived/reimbursed fees from prior periods.

(f)	Does not include the expenses of the investment companies in which the Fund invests.

(g)	The recognition of investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See acompanying notes to financial statements.

Multi-Strategy Growth & Income Fund - Class C
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Six Months		For the Year		For the Year		For the Period
	Ended		Ended		Ended		Ended
	August 31, 2017		February 28, 2017		February 29, 2016		February 28, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$15.42		$15.06		$16.71		$17.02
From Operations:
Net investment income (a)	0.19		0.23		0.33		0.18
Net gain (loss) on investments (both realized and unrealized)	(0.10)		1.06		(1.03)		0.16
Total from Operations	0.09		1.29		(0.70)		0.34
Less Distributions:
From net investment income	(0.46)		(0.28)		(0.39)		(0.12)
From net realized gains on investments	—		—		—		(0.35)
From return of capital	—		(0.65)		(0.56)		(0.18)
Total Distributions	(0.46)		(0.93)		(0.95)		(0.65)
Net Asset Value, End of Period	$15.05		$15.42		$15.06		$16.71
Total Return (b)	0.58	% (d)	8.73	% (g)	(4.28	)% (g)	2.04	% (d)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$26,848		$24,585		$19,046		$10,926
Ratio to average net assets:
Expenses, Gross (c)(e)	2.39%		2.40%		2.33%		2.30	% (c)
Expenses, Net of Reimbursement/Recapture (c)(e)	2.36%		2.40%		2.33%		2.30	% (c)
Net investment income (c)(f)	2.44%		1.48%		2.12%		1.76	% (c)
Ratio to average net assets (excluding interest expense)
Expenses, Gross (c)(e)	2.39%		2.33%		2.24%		2.30	% (c)
Expenses, Net of Reimbursement/Recapture (c)(e)	2.36%		2.33%		2.24%		2.30	% (c)
Portfolio turnover rate	16	% (d)	13%		21%		49	% (d)

*	Class C commenced operations on July 2, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized for periods less than one year.

(d)	Not annualized.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	The recognition of investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See acompanying notes to financial statements.

Multi-Strategy Growth & Income Fund - Class I
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Six Months		For the Year		For the Year		For the Period
	Ended		Ended		Ended		Ended
	August 31, 2017		February 28, 2017		February 29, 2016		February 28, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$15.86		$15.24		$16.75		$17.02
From Operations:
Net investment income (a)	0.27		0.42		0.48		0.30
Net gain (loss) on investments (both realized and unrealized)	(0.12)		1.15		(1.03)		0.09
Total from Operations	0.15		1.57		(0.55)		0.39
Less Distributions:
From net investment income	(0.47)		(0.30)		(0.40)		(0.06)
From net realized gains on investments	—		—		—		(0.37)
From return of capital	—		(0.65)		(0.56)		(0.23)
Total Distributions	(0.47)		(0.95)		(0.96)		(0.66)
Net Asset Value, End of Period	$15.54		$15.86		$15.24		$16.75
Total Return (b)	0.98	% (d)	10.52	% (g)	(3.37	)% (g)	2.37	% (d)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$4,210		$3,820		$7,806		$1,185
Ratio to average net assets:
Expenses, Gross (c)(e)	1.38%		1.39%		1.33%		1.30%
Expenses, Net of Reimbursement/Recapture (c)(e)	1.36%		1.39%		1.33%		1.30%
Net investment income (c)(f)	3.40%		2.67%		3.09%		2.80%
Ratio to average net assets (excluding interest expense)
Expenses, Gross (c)(e)	1.38%		1.29%		1.24%		1.30%
Expenses, Net of Reimbursement/Recapture (c)(e)	1.36%		1.29%		1.24%		1.30%
Portfolio turnover rate	16	% (d)	13%		21%		49	% (d)

*	Class I commenced operations on July 2, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized for periods less than one year.

(d)	Not annualized.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	The recognition of investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See acompanying notes to financial statements.

Multi-Strategy Growth & Income Fund - Class L
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Six Months		For the Year		For the Year		For the Period
	Ended		Ended		Ended		Ended
	August 31, 2017		February 28, 2017		February 29, 2016		February 28, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$15.51		$15.11		$16.72		$17.02
From Operations:
Net investment income (a)	0.21		0.27		0.37		0.20
Net gain (loss) on investments (both realized and unrealized)	(0.12)		1.06		(1.03)		0.17
Total from Operations	0.09		1.33		(0.66)		0.37
Less Distributions:
From net investment income	(0.45)		(0.28)		(0.39)		(0.13)
From net realized gains on investments	—		—		—		(0.35)
From return of capital	—		(0.65)		(0.56)		(0.19)
Total Distributions	(0.45)		(0.93)		(0.95)		(0.67)
Net Asset Value, End of Period	$15.15		$15.51		$15.11		$16.72
Total Return (b)	0.66	% (d)	9.01	% (g)	(4.03	)% (g)	2.25	% (d)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$8,580		$9,192		$9,143		$8,356
Ratio to average net assets:
Expenses, Gross (c)(e)	2.14%		2.16%		2.08%		2.05%
Expenses, Net of Reimbursement/Recapture (c)(e)	2.11%		2.16%		2.08%		2.05%
Net investment income (c)(f)	2.70%		1.77%		2.37%		2.00%
Ratio to average net assets (excluding interest expense)
Expenses, Gross (c)(e)	2.14%		2.07%		1.99%		2.05%
Expenses, Net of Reimbursement/Recapture (c)(e)	2.11%		2.07%		1.99%		2.05%
Portfolio turnover rate	16	% (d)	13%		21%		49	% (d)

*	Class L commenced operations on July 2, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and exclude the effects of sales loads. Total returns for periods less than one year are not annualized.

(c)	Annualized for periods less than one year.

(d)	Not annualized.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	The recognition of investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See acompanying notes to financial statements.

Multi-Strategy Growth & Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
August 31, 2017

1.	ORGANIZATION

Multi-Strategy Growth & Income Fund (the “Fund”) was organized as a Delaware statutory trust on June 3, 2011, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and is a diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares. The investment objective of the Fund is to seek returns from capital appreciation and income with an emphasis on income generation. The Fund pursues its investment objective by investing primarily in the income-producing securities of real estate investment trusts and alternative investment funds, as well as common stocks and structured notes, notes, bonds and asset-backed securities.

The Fund currently offers Class A, Class C, Class I and Class L shares. Class A shares commenced operations on March 16, 2012; Class C, Class I and Class L shares commenced operations on July 2, 2014. Class A and Class L shares are offered at net asset value plus a maximum sales charge of 5.75% and 2.00%, respectively. Class C and Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor (defined below), those securities will be valued at “fair value” as determined in good faith by the Fair Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

Multi-Strategy Growth & Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2017

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. Calls with the management teams of these securities are completed to gain further insight that might not be as evident through the reading of published reports or filings.

Often, significant back-testing or historical data analysis is employed to gain increased, tangible perspective into ways to enhance the accuracy of either existing, or potentially new fair valuation approaches. This also ensures that recent enhancements or additional methodologies are leading to more accurate valuations.

Ongoing “logic checks” and evaluations of underlying portfolios are used to identify potential disconnects between current methodologies and expected results.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund invests in some securities which are not traded and the Board’s Valuation Committee has established a methodology for fair value of each type of security. Non-listed Real Estate Investment Trusts (“REITs”) that are in the public offering period (or start-up phase) are valued at cost according to management’s fair valuation methodology unless the REIT issues an updated valuation. The Fund generally purchases REITs at NAV or without a commission. However, start-up REITs amortize a significant portion of their start-up costs and therefore, potentially carry additional risks that may impact valuation should the REIT be unable to raise sufficient capital and execute their business plan. As such, start-up REITs pose a greater risk than seasoned REITs because if they encounter going concern issues, they may see significant deviation in value from the fair value, cost basis approach as represented. Management is not aware of any information which would cause a change in cost basis valuation methodology currently being utilized for non-traded REITs in their offering period. Non-traded REITs that are in their offering period are generally categorized as Level 3 in the fair value hierarchy. Once a REIT closes to new investors, the Fund values the security based on the movement of an appropriate market index or a similar security that is publicly traded until the REIT issues an updated market valuation. Non-traded REITs that have closed to new investors are generally categorized in Level 2 of the fair value hierarchy, due to the significance of the effect of the application of the movement of the market index on the overall fair valuation of the REIT. Other non-traded private investments are monitored for any independent audits of the investment or impairments reported on the potential value of the investment. For non-traded private investments, including private real estate investment trusts and non-traded partnership funds, that are themselves treated as investment companies under GAAP, the Fund follows the guidance in GAAP that allows, as practical expedient, the Fund to value such investments at their reported NAV per share (or if not unitized, at an equivalent percentage of the capital of the investee entity). Such investments typically provide an updated NAV or its equivalent on a quarterly basis. The Valuation Committee meets frequently to discuss the valuation methodology and will adjust the value of a security if there is a public update to such valuation.

The non-listed Business Development Companies provide quarterly fair value pricing which is used as an indicator of the valuation for the Fund. If the value significantly fluctuates, the Advisor will provide an updated price. If a

Multi-Strategy Growth & Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2017

significant event occurs that causes a large change in price, the Fair Valuation Committee will call a meeting to evaluate the fair value. Non-traded Business Development Companies are categorized as Level 2 in the fair value hierarchy. The Hedge Funds provide monthly fair value pricing which is used as an indicator of the valuation for the Fund. The Fund values the security based on the movement of an appropriate market index or a similar security that is publicly traded until the Hedge Fund issues an updated market valuation.

Valuation of Fund of Funds – The Fund may invest in funds of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds. Open-end investment companies are valued at their net asset value per share and closed-end investment companies that trade on an exchange are valued as described under security valuation.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value of a security may fall into different levels (Level 1, Level 2 or Level 3) of the fair value hierarchy. In such cases, for disclosure purposes, the level within which the fair value measurement falls, in its entirety, is determined based on the lowest level input that is significant in its entirety to the fair value measurement.

Multi-Strategy Growth & Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets*

Investments:	Practical Expedient (1)	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$12,273,280	$—	$—	$12,273,280
Exchange Traded Notes	—	2,062,800			2,062,800
Real Estate Investment Trusts	24,369,944	6,152,655	60,463,681	—	90,986,280
Non-Listed Business Development Companies	3,763,080	—	13,246,302	—	17,009,382
Private Investment Funds	30,126,885	—	—	—	30,126,885
Preferred Stock	—	995,018	—	—	995,018
Open-End Fund	—	2,581,191	—	—	2,581,191
Closed-End Funds	—	19,495,004	—	—	19,495,004
Hedge Fund	28,683,270	—	—	—	28,683,270
Short-Term Investment	—	2,333,022	—	—	2,333,022
Total Investments	$86,943,179	$45,892,970	$73,709,983	$—	$206,546,132

(1)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the portfolio of investments.

*	Refer to the Portfolio of Investments for industry classifications.

There were no transfers between Level 1 and Level 2 during the six months ended August 31, 2017.

It is the Fund’s policy to record transfers into or out of any level at the beginning of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Real Estate Investment
Trusts
Beginning Value	11,166,726
Realized Gain/Loss	—
Change in Unrealized App/Dep	—
Purchases	—
Sales and Return of Capital	—
Transfer	(11,166,726)
Ending Value	—

The following is the fair value measurement of investments that are measured at Net Asset Value per Share (or its equivalent) as a practical expedient:

			Unfunded
Security Description	Industry	Value	Commitments	Redemption Frequency	Redemption Notice Period
AIM Infrastructure MLP Fund II	Private Investment Company	$3,499,679	$3,108,750	Quarterly	30-60 Days
Business Development Corp. of America	Non-Listed BDC	3,763,080		Quarterly	Notice prior to announcement of Repurchase Offer
Clarion Lion Industrial Trust	REIT	11,773,454		Quarterly	90 Days
Clarion Lion Properties Fund	Private Investment Company	13,813,301		Quarterly	90 Days
Collins Masters Access Fund, Ltd.	Hedge Fund	28,683,270		Subject to advisor approval	30-60 Days
Ovation Alternative Income Fund, LP	Private Investment Company	7,813,905		Quarterly	180 Days
		$69,346,689	$3,108,750

Multi-Strategy Growth & Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2017

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). Most ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed (or managed) portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions on returns filed for open tax years (2014-2016), or expected to be taken in the Fund’s 2017 return, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Fund identifies its major tax jurisdiction as U.S. Federal. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended August 31, 2017, the Fund did not incur any interest or penalties.

Distributions to Shareholders – Distributions from investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Fund indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to an investment advisory agreement with the Fund, (the “Advisory Agreement”), investment advisory services are provided to the Fund by LCM Investment Management, LLC (the “Advisor”). Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 1.35% of the average daily net assets of the Fund, effective August 4, 2017. Prior to that, the Advisor received monthly fees calculated to an annual rate of 0.75% of the average daily net assets of the Fund. For the six months ended August 31, 2017, the Advisor earned advisory fees of $873,949.

Pursuant to a written contract (the “Expense Limitation Agreement”), the Advisor has agreed, at least until August 4, 2019, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and

Multi-Strategy Growth & Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2017

dividend expenses on securities sold short), fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), taxes or extraordinary expenses, such as litigation expenses), do not exceed the following amounts per annum of the average daily net assets of each class of shares:

Class A	Class C	Class I	Class L
1.95%	2.70%	1.70%	2.45%

These amounts will herein be referred to as the “expense limitations.”

Any waiver or reimbursement by the Advisor under the Expense Limitation Agreement is subject to repayment by the Fund within three years from the date the Advisor waived any payment or reimbursed any expense, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of waiver or the current expense limitation and the repayment is approved by the Board. The Board may terminate this expense reimbursement arrangement at any time. For the six months ended August 31, 2017, the Advisor waived fees/reimbursed expenses of $31,909.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Fund, a Shareholder Services Plan under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Under the Shareholder Services Plan, the Fund may pay 0.25% per year of its average daily net assets attributed to each of Class A, Class C and Class L shares for such services. For the six months ended August 31, 2017, the Fund incurred shareholder servicing fees of $212,271, $32,671, and $11,311 for Class A, Class C and Class L shares, respectively. The Class C and Class L shares also pay to the Distributor a distribution fee, payable under distribution plans adopted by the Board (“Distribution Plans”), for certain activities relating to the distribution of shares to investors and maintenance of shareholder accounts. These activities including marketing and other activities to support the distribution of the Class C and Class L shares. Under the Distribution Plans, the Fund pays 0.75% and 0.50% per year of its average daily net assets for such services for Class C and Class L shares, respectively. For the six months ended August 31, 2017, the Fund incurred distributions fees of $98,014 and $22,623 for Class C and Class L shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended August 31, 2017, the Distributor received $428,172 and $5,977 in underwriting commissions for sales of Class A and Class L shares, respectively, of which $64,430 and $2,171 were retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund. An officer of the Fund is also an officer of NLCS, and is not paid any fees directly by the Fund for serving in such capacity.

Multi-Strategy Growth & Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2017

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Trustees – Each Trustee who is not affiliated with the Trust or the Advisor (“Independent Trustee”) receives a quarterly fee of $5,000, as well as reimbursement for any reasonable expenses incurred in attending regularly scheduled meetings (“Regular Board Meetings”) of the Board. In addition to the fees and reimbursements described above:

●	As compensation for attendance and participation at the regularly scheduled meetings (“Regular Audit Committee Meetings”) of the Audit Committee of the Board (“Audit Committee”), each member (“Member”) of the Audit Committee who is not the Chairperson of the Audit Committee (this includes Ira Miller and Darlene DeRemer) receives a quarterly fee of $2,500;

●	As compensation for attendance and participation at the Regular Audit Committee Meetings, the Chairperson of the Audit Committee (Mark Riedy) receives a quarterly fee of $2,750

●	Each Independent Trustee receives a fee of $1,500 for each in-person Board meeting attended by such Trustee, provided such meeting is not a Regular Board Meeting;

●	Each independent Trustee receives a fee of $750 for each telephonic Board meeting attended by such Trustee, provided such meeting is not a Regular Board Meeting;

●	Each member receives a fee of $1,000 for each in-person Audit Committee meeting attended by such Member, provided such a meeting is not a Regular Audit Committee Meeting or a meeting conducted in conjunction with a Board meeting;

●	Each Member receives a fee of $500 for each telephonic Audit Committee meeting attended by such Member, provided such meeting is not a Regular Audit Committee Meeting or a meeting conducted in conjunction with a Board meeting, and

●	Each Member receives a fee of $500 for each in person or telephonic Audit Committee meeting attended by such Member if such meeting is conducted in conjunction with a Board meeting and such meeting is not a Regular Audit Committee Meeting.

None of the executive officers receives compensation from the Trust.

Other Affiliates – During the six months ended August 31, 2017, Lucia Securities, LLC (“Lucia Securities”), a registered broker/dealer and an affiliate of the Advisor, executed trades on behalf of the Fund for which it received brokerage commissions of $5,992. The Distributor has entered into an agreement with Lucia Securities under which Lucia Securities provides wholesaling services with respect to the Fund. For the six months ended August 31, 2017, Lucia Securities received $38,798 under the agreement.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended August 31, 2017, amounted to $35,327,064 and $33,144,330, respectively.

5.	REPURCHASE OFFERS / SHARES OF BENEFICIAL INTEREST

Pursuant to Rule 23c-3 under the 1940 Act, on a quarterly basis, the Fund offers shareholders holding all classes of shares the option of redeeming shares at net asset value. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of all outstanding shares of the Fund on the repurchase request deadline. If the Fund determines not to repurchase

Multi-Strategy Growth & Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2017

more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of all outstanding shares on the repurchase request deadline, the Fund shall repurchase the shares tendered on a pro rata basis. There is no guarantee that a shareholder will be able to sell all of the shares tendered in a quarterly repurchase offer. Limited liquidity will be provided to shareholders only through the Fund’s quarterly repurchases.

	Repurchase Offer	Repurchase Offer
Commencement Date	March 16, 2017	June 16, 2017
Repurchase Request	April 17, 2017	July 17, 2017
Repurchase Pricing Date	April 17, 2017	July 17, 2017
Net Asset Value as of Repurchase Offer Date
Class A	$15.71	$15.34
Class C	$15.44	$15.05
Class I	$15.89	$15.53
Class L	$15.53	$15.15
Amount Repurchase
Class A	$3,892,823	$5,039,204
Class C	$458,723	$548,681
Class I	$119,825	$951,579
Class L	$278,042	$567,826
Percentage of Outstanding Shares Repurchased
Class A	4.36%	2.96%
Class C	1.80%	2.93%
Class I	2.96%	22.55%
Class L	2.99%	6.27%

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	February 28, 2017	February 29, 2016
Ordinary Income	$3,730,416	$5,235,308
Return of Capital	8,225,473	7,004,103
	$11,955,889	$12,239,411

As of February 28, 2017, the components of accumulated earnings/(deficits) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(142,931)	$(9,244,347)	$—	$22,282,317	$12,895,039

The difference between book basis and tax basis unrealized appreciation of investments and undistributed net investment income is primarily attributable to the adjustment for partnerships and mark-to-market on passive foreign investment companies.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $142,931.

Multi-Strategy Growth & Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2017

At February 28, 2017, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$6,458,568	$2,785,779	$9,244,347

Permanent book and tax differences, primarily attributable to adjustments related to partnerships and return of capital on 2016 tax return for real estate investment trusts, resulted in reclassification for the year ended February 28, 2017 as follows:

Paid	Accumulated	Accumulated
In	Net Investment	Net Realized
Capital	Income	Loss
$247,045	$(760,244)	$513,199

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements. On September 29, 2017, the Fund paid distributions of $0.0768, $0.0752, $0.0777 and $0.0757 per share to shareholders of record on September 28, 2017 for Class A, Class C, Class I and Class L shares, respectively. The Fund completed a quarterly repurchase offer on October 17, 2017 which resulted in 2.89%, 2.48%, 3.78% and 16.12% of Fund shares being repurchased for $4,895,546, $675,005, $190,811 and $1,389,344 for Class A, Class C, Class I and Class L, respectively.

Multi-Strategy Growth & Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)
August 31, 2017

Approval of the Investment Advisory Agreement between the Trust and the Advisor

At a meeting held on August 2, 2016, the Board of Trustees (the “Board” or the “Trustees”), including the Independent Trustees, unanimously approved a proposed advisory agreement between LCM Investment Management, LLC (“LCM”) and Multi-Strategy Growth & Income Fund (the “Fund”) (the “Advisory Agreement”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement. At a meeting held on April 18, 2017, the Board reaffirmed its decision to approve the Advisory Agreement.

The Trustees considered the following material factors during their deliberations: (1) the nature, extent and quality of services to be provided by the advisor; (2) the investment performance of the Fund and the advisor; (3) the cost of services to be provided and the profits to be realized by the advisor and its affiliates; (4) the extent to which economies of scale will be realized as the Fund grows; and (5) whether the fee levels reflect these economies of scale for the benefit of investors. The Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the approval of the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees examined the nature, extent and quality of the services provided by LCM to the Fund. The Trustees noted that the advisor had extensive experience and continues to invest in personnel. The Trustees expressed satisfaction with the overall management of the Fund, as well as with the continued evolution and growth of the advisor’s management team and investment process. The Trustees noted their satisfaction with the fact that the Fund had delivered positive annualized returns on a since-inception basis while simultaneously exhibiting lower overall risk metrics versus the S&P 500 Total Return Index over that period. They further noted that when both returns and their associated volatility were considered, the Fund had exhibited attractive risk-adjusted returns. The Trustees expressed the opinion that LCM is managing portfolio risks well. The Trustees concluded that LCM had done an admirable job managing the Fund’s assets, and they noted that they were pleased that LCM had added unique asset classes to the Fund’s portfolio to the benefit of shareholders.

The Trustees discussed the many enhancements that LCM had made to its team and its portfolio management processes in response to changing market conditions. The Trustees discussed that LCM’s deal sourcing and portfolio management now required greater resources. The Trustees noted that LCM added new personnel with increased expertise and deeper relationships in the institutional alternative investment space. The Trustees also discussed in detail LCM’s time- and resource-intensive research processes, noting that the advisor thoroughly analyzed sponsor and manager capabilities and assessed the quality of the underlying portfolios. The Trustees expressed satisfaction with LCM’s proprietary multi-stage, multi-factor framework for selecting, evaluating and monitoring investment opportunities across different sectors.

The Trustees discussed the nature of the advisor’s operations, noting the high quality of the advisor’s compliance infrastructure and the advisor’s robust approach to the fair value process. The

Multi-Strategy Growth & Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
August 31, 2017

Trustees noted the advisor had reported no material compliance incidents, litigation or administrative actions since the Board last renewed the Current Advisory Agreement. Overall, it was the consensus of the Trustees that they were satisfied with the nature, extent and quality of the services provided to the Fund.

Performance. The Trustees considered the Fund’s past performance and the Fund’s investment objective of seeking returns from capital appreciation and income, with an emphasis on the generation of income. The Trustees also reviewed the Fund’s investment policy of maintaining a core allocation to alternative assets. They noted that since the Fund’s inception, the Fund had achieved its objective of delivering non-correlated returns and consistent monthly distributions. The Trustees noted that, since inception, consistent with the Fund’s stated strategy, the Fund’s performance has been consistently between the returns of the Barclays US Aggregate Bond Index and the S&P 500 Total Return Index. The Trustees concluded that overall, the Fund was performing in line with its goals and objectives across a variety of market environments, and they agreed that the Fund’s performance was satisfactory.

Fees and Expenses. The Trustees reviewed information regarding fees charged by advisors to a peer group of funds composed of other closed-end interval funds selected from Morningstar U.S. Closed-end fund categories, including the Multi-alternative, Real Estate, Nontraditional Bond, Global Real Estate, Real Estate, Intermediate Term Bond, World Allocation and Miscellaneous Sector categories. The Trustees noted that LCM’s current fee of 0.75% was significantly below the peer group average of 1.38%. The Trustees remarked that the proposed advisory fee of 1.35% was still well within the range of advisory fees in the Fund’s peer group and remained below the peer group’s average advisory fee. The Trustees remarked that the proposed advisory fee of 1.35% was still well within the range of advisory fees in the Fund’s peer group and remained below the peer group’s average advisory fee. The Trustees considered that there was no expense limitation agreement in place for the Fund, noting that if the proposed fee were approved, LCM had agreed to expense limitations of 1.95% of Class A shares’ net assets, 2.45% of Class L shares’ net assets, 2.70% of Class C shares’ net assets and 1.70% of Class I shares’ net assets. The Trustees noted that Fund’s Class A net expense ratio after waiver would be below the peer group average of 2.49%. After further discussion, the Board concluded that the proposed advisory fee of 1.35% remained competitive and reasonable.

Economies of Scale. The Trustees considered whether LCM had realized or will realize economies of scale with respect to the management of the Fund. The Trustees agreed with LCM’s assessment that, as the Fund had grown, management of the Fund had also grown more complex, requiring additional resources of the advisor. The Trustees remarked that the Fund is currently being marketed to both affiliated and unaffiliated broker-dealers and also to registered investment advisors. The Trustees noted their satisfaction with the Fund’s growth over the past year. The Trustees agreed that while meaningful economies of scale had not yet been reached, they would continue to monitor Fund growth and evaluate the appropriateness of breakpoints in the advisory fee as Fund assets increase.

Profitability. The Trustees considered the projected profits by LCM in connection with the operation of the Fund for the first two years under the Advisory Agreement and whether the amount of profit would be a fair entrepreneurial profit for the management of the Fund. The Trustees noted that LCM expected to receive a solid profit both in terms of percentage of revenue and dollar amount. The Trustees noted that LCM intends to continue to invest its profits in expanding both the size and

Multi-Strategy Growth & Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
August 31, 2017

caliber of its research team and other resources to the benefit of shareholders. The Board concluded that LCM’s estimated level of profitability from its relationship with the Fund was not excessive.

Conclusion. Having requested and received such information from LCM as the Board of the Fund believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the proposed advisory fee was reasonable and that approval of the Advisory Agreement was in the best interests of the shareholders of the Fund.

Multi-Strategy Growth & Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
August 31, 2017

Shareholder Voting Results

A Special Meeting of the Shareholders of Multi-Strategy Growth & Income Fund (the “Trust”) was held on August 4, 2017 to approve a new advisory agreement between LCM Investment Management, LLC and the Trust. The Proposal was voted on and approved by Shareholders of the Fund.

7,073,835 total shares voted of 13,556,911 shares outstanding or 52.18%.

The August 4, 2017 voting results were as follows:

Proposal: To approve a new advisory agreement between the Fund and LCM Investment Management, LLC (“LCM”), the Fund’s current investment advisor.

Vote Type	Shares	% of Total Shares Voted
For	6,245,874	88.30%
Against	388,477	5.49%
Abstain	439,483	6.21%

PRIVACY NOTICE

Rev: April 2013

FACTS	WHAT DOES MULTI-STRATEGY GROWTH & INCOME FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Multi-Strategy Growth & Income Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Multi- Strategy Growth & Income Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-855-601-3841

Who we are
Who is providing this notice?	Multi-Strategy Growth & Income Fund
What we do
How does Multi-Strategy Growth & Income Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Multi-Strategy Growth & Income Fund collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■      Affiliates from using your information to market to you

■      Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Multi-Strategy Growth & Income Fund does not share with our affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

■    Multi-Strategy Growth & Income Fund does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Multi-Strategy Growth & Income Fund doesn’t jointly market.

Investment Advisor
LCM Investment Management, LLC
13520 Evening Creek Drive N. Suite 300
San Diego, CA 92128

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-601-3841 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-601-3841.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Multi-Strategy Growth & Income Fund

By (Signature and Title)

/s/ Raymond J. Lucia, Jr.

Raymond J. Lucia, Jr., Principal Executive Officer/President

Date 11/1/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Raymond J. Lucia, Jr.

Raymond J. Lucia, Jr., Principal Executive Officer/President

Date 11/1/2017

By (Signature and Title)

/s/ Felicia Tarantino

Felicia Tarantino, Treasurer, Principal Financial Officer/Treasurer

Date 11/1/2017